CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2022	2021

Cash and cash equivalents at banks and on hand	928	1,485
Cash equivalents with original maturity of less than three months	2,179	767
Cash and cash equivalents*	3,107	2,252
Less overdrafts	—	(13)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	3,107	2,239
* Cash and cash equivalents include an amount of US$67 relating to banking operations in Pakistan.